Schedule of Estimated Using the Binomial Model to Determine the Fair Value of Warrant Liabilities (Details)		12 Months Ended
		Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Fair value		$ (2,360,025)	$ (15,696,391)
Change in derivative liability		2,360,025	15,696,391
Warrant [Member] | March Two Thousand Twenty Three Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life				817 days	977 days
Share price | $ / shares				$ 0.11	$ 0.19
Fair value		281,085	2,383,937
Change in derivative liability		(2,102,852)
Warrant [Member] | March Two Thousand Twenty Three Warrants [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input				24	24
Warrant [Member] | March Two Thousand Twenty Three Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input				3.88	4.33
Warrant [Member] | March Two Thousand Twenty Three Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input				0	0
Special Warrant Issuance [Member] | April 2022 Issuance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life				457 days	822 days
Share price | $ / shares				$ 0.11	$ 0.17
Fair value		546,592	2,406,104
Change in derivative liability		(1,859,512)
Special Warrant Issuance [Member] | April 2022 Issuance [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input				110	120
Special Warrant Issuance [Member] | April 2022 Issuance [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input				3.88	4.06
Special Warrant Issuance [Member] | April 2022 Issuance [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input				0	0
Non Brokered Issuance [Member] | April 2022 Issuance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life				457 days	822 days
Share price | $ / shares				$ 0.11	$ 0.17
Fair value		21,252	93,553
Change in derivative liability		(72,301)
Non Brokered Issuance [Member] | April 2022 Issuance [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input				110	120
Non Brokered Issuance [Member] | April 2022 Issuance [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input				3.88	4.06
Non Brokered Issuance [Member] | April 2022 Issuance [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input				0	0
Warrant Liabilities [Member] | May Two Thousand Twenty Two Issuance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life					864 days
Share price | $ / shares					$ 0.17
Fair value			684,497
Expected life		Exercised
Warrant Liabilities [Member] | May Two Thousand Twenty Two Issuance [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input					120
Warrant Liabilities [Member] | May Two Thousand Twenty Two Issuance [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input					4.06
Warrant Liabilities [Member] | May Two Thousand Twenty Two Issuance [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input					0
Warrant Liabilities [Member] | June 2022 Issuance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life				457 days	822 days
Share price | $ / shares				$ 0.11	$ 0.17
Fair value		$ 17,589	77,429
Change in derivative liability		(59,840)
Warrant Liabilities [Member] | June 2022 Issuance [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input				110	120
Warrant Liabilities [Member] | June 2022 Issuance [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input				3.88	3.72
Warrant Liabilities [Member] | June 2022 Issuance [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input				0	0
Warrant Liabilities [Member] | February 2021 Issuance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life				771 days	1136 days
Share price | $ / shares				$ 0.11	$ 0.17
Fair value		367,349	1,335,990
Change in derivative liability		(968,641)
Warrant Liabilities [Member] | February 2021 Issuance [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input				110	120
Warrant Liabilities [Member] | February 2021 Issuance [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input				3.88	3.72
Warrant Liabilities [Member] | February 2021 Issuance [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input				0	0
Warrant Liabilities [Member] | August 2020 Issuance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life					243 days
Share price | $ / shares					$ 0.17
Fair value			903,697
Change in derivative liability		$ (903,697)
Expected life		Expired
Warrant Liabilities [Member] | August 2020 Issuance [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input					120
Warrant Liabilities [Member] | August 2020 Issuance [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input					4.06
Warrant Liabilities [Member] | August 2020 Issuance [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input					0
Warrant Liabilities [Member] | June 2019 Issuance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life	[1]			731 days	1096 days
Share price | $ / shares	[1]			$ 0.11	$ 0.17
Fair value	[1]	$ 226,570	725,737
Change in derivative liability	[1]	(499,167)
Warrant Liabilities [Member] | June 2019 Issuance [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input	[1]			110	120
Warrant Liabilities [Member] | June 2019 Issuance [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input	[1]			3.88	3.82
Warrant Liabilities [Member] | June 2019 Issuance [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input	[1]			0	0
Warrant Liabilities [Member] | August 2019 Issuance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life				731 days	1096 days
Share price | $ / shares				$ 0.11	$ 0.17
Fair value		348,211	$ 1,115,369
Change in derivative liability		$ (767,158)
Warrant Liabilities [Member] | August 2019 Issuance [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input				110	120
Warrant Liabilities [Member] | August 2019 Issuance [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input				3.88	3.82
Warrant Liabilities [Member] | August 2019 Issuance [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input				0	0

[1]	The grant date fair value of the April 2022 Compensation Options were estimated at $264,435 using the Black-Scholes valuation model with the following underlying assumptions: